Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Dec. 20, 2024
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash surrender value of life insurance	$ 1,448,925	$ 1,390,388	$ 1,381,153
Other investments	46,161,262
Convertible notes (liability)	19,567,461
Fair Value, Inputs, Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash surrender value of life insurance
Other investments
Convertible notes (liability)
Fair Value, Inputs, Level 2 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash surrender value of life insurance	1,448,925	1,390,388
Other investments
Convertible notes (liability)
Fair Value, Inputs, Level 3 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash surrender value of life insurance
Other investments	46,161,262
Convertible notes (liability)	$ 19,567,461